Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000146391 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Class A
Trading Symbol	ROBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$83	1.61%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
Net Assets	$ 260,017,324
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,340,260
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$260,017,324
Total number of portfolio holdings	57
Total advisory fee paid/(reimbursed)	$1,340,260
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146392 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Class C
Trading Symbol	ROBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$122	2.36%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.36%
Net Assets	$ 260,017,324
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,340,260
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$260,017,324
Total number of portfolio holdings	57
Total advisory fee paid/(reimbursed)	$1,340,260
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000146393 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Tax Advantaged Income Fund
Class Name	Institutional Class
Trading Symbol	ROBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 260,017,324
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,340,260
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$260,017,324
Total number of portfolio holdings	57
Total advisory fee paid/(reimbursed)	$1,340,260
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Nuveen AMT-Free Municipal Credit Income Fund	6.2%
Nuveen Quality Municipal Income Fund	6.1%
Nuveen Municipal Credit Income Fund	6.0%
Nuveen AMT-Free Quality Municipal Income Fund	4.6%
BlackRock Municipal Income Trust	4.5%
BlackRock Municipal Income Trust II	4.1%
Invesco Advantage Municipal Income Trust II	3.0%
BlackRock MuniHoldings California Quality Fund, Inc.	3.0%
BlackRock MuniVest Fund, Inc.	2.9%
Invesco Value Municipal Income Trust	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164392 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Class A
Trading Symbol	RBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$83	1.61%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
Net Assets	$ 10,768,588
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ (32,990)
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,768,588
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$(32,990)
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164393 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Class C
Trading Symbol	RBNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$122	2.36%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.36%
Net Assets	$ 10,768,588
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ (32,990)
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,768,588
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$(32,990)
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164394 [Member]
Shareholder Report [Line Items]
Fund Name	Robinson Opportunistic Income Fund
Class Name	Institutional Class
Trading Symbol	RBNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/robinson-opportunistic-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 10,768,588
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ (32,990)
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,768,588
Total number of portfolio holdings	46
Total advisory fee paid/(reimbursed)	$(32,990)
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
PGIM Short Duration High Yield Opportunities Fund	5.6%
Western Asset Diversified Income Fund	5.4%
Brookfield Real Assets Income Fund, Inc.	5.3%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.3%
Virtus Convertible & Income Fund	5.0%
Allspring Utilities and High Income Fund	5.0%
FS Credit Opportunities Corp.	4.9%
Blackstone Strategic Credit 2027 Term Fund	4.6%
Western Asset Mortgage Opportunity Fund, Inc.	4.1%
Virtus Convertible & Income Fund II	3.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.